Structured entities - Carrying amount of interest held in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Collective investment vehicles and limited partnerships
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	£ 86,630	£ 76,426
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	2,403	4,127
Interest rate derivatives provided to securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Maximum exposure to loss from interests in structured entities	£ 22	£ 17